Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Adjusted net income	R$ 38,186	R$ 91,638	R$ 96,446
Net income	42,128	33,877	30,242
Adjustments to net income:	(3,942)	57,761	66,204
Share-based payment	217	200	234
Effects of changes in exchange rates on cash and cash equivalents	(8,404)	11,529	24,279
Expected loss from financial assets	32,311	30,445	27,737
Income from interest and foreign exchange variation from operations with subordinated debt	(1,794)	2,948	1,708
Financial income from insurance contracts and private pension	23,679	28,585	21,873
Depreciation and amortization	6,440	5,652	4,796
Expense from update / charges on the provision for civil, labor, tax and legal obligations	1,180	799	1,288
Provision for civil, labor, tax and legal obligations	5,077	4,418	2,882
Revenue from update / charges on deposits in guarantee	(775)	(913)	(1,018)
Deferred taxes (excluding hedge tax effects)	2,689	2,130	3,209
Income from share in the net income of associates and joint ventures and other investments	(1,047)	(920)	(672)
Income from financial assets - at fair value through other comprehensive income	3,905	612	1,534
Income from interest and foreign exchange variation of financial assets at fair value through other comprehensive income	(45,778)	(20,133)	(16,863)
Income from interest and foreign exchange variation of financial assets at amortized cost	(19,995)	(7,697)	(7,364)
(Gain) / loss on sale of investments and fixed assets	(395)	1,255
Other	(1,252)	(1,149)	2,581
Change in assets and liabilities	(31,117)	(14,145)	33,187
(Increase) / decrease in assets
Interbank deposits	(14,419)	4,583	10,379
Securities purchased under agreements to resell	(9,800)	3,137	(42,595)
Central Bank of Brazil deposits	(15,294)	(29,656)	(5,356)
Loan operations	(146,210)	(34,191)	(106,975)
Derivatives (assets / liabilities)	(6,406)	(745)	4,460
Financial assets designated at fair value through profit or loss	(48,391)	(126,653)	(20,132)
Other financial assets	(8,500)	(16,853)	(15,215)
Other tax assets	(2,964)	(2,819)	(409)
Other assets	(3,128)	(6,606)	(9,506)
(Decrease) / increase in liabilities
Deposits	103,389	79,914	21,066
Deposits received under securities repurchase agreements	26,001	69,346	40,592
Funds from interbank markets	43,649	34,058	117,442
Funds from institutional markets	22,409	(1,928)	11,243
Other financial liabilities	10,603	15,114	32,971
Financial liabilities at fair value throught profit or loss	21	233	(50)
Insurance contracts and private pension	12,144	9,125	(2,603)
Provisions	380	1,165	(1,551)
Tax liabilities	980	3,234	41
Other liabilities	13,892	(6,523)	5,259
Payment of income tax and social contribution	(9,473)	(8,080)	(5,874)
Net cash from / (used in) operating activities	7,069	77,493	129,633
Dividends / Interest on capital received from investments in associates and joint ventures	450	583	336
Cash upon sale of investments in associates and joint ventures	47	244
Cash upon sale of fixed assets	575	193	505
Termination of intangible asset agreements	270	134	17
(Purchase) / Cash from the sale of financial assets at fair value through other comprehensive income	60,204	18,219	(2,190)
(Purchase) / redemptions of financial assets at amortized cost	(46,811)	(40,087)	(62,783)
(Purchase) of investments in associates and joint ventures	(399)	(1,325)	(660)
(Purchase) of fixed assets	(1,833)	(3,815)	(2,727)
(Purchase) of intangible assets	(5,535)	(5,376)	(5,768)
Net cash from / (used in) investment activities	6,968	(31,230)	(73,270)
Subordinated debt obligations raisings	7,860	2,170	1,004
Subordinated debt obligations redemptions	(7,519)	(12,981)	(23,208)
Change in non-controlling interests stockholders	867	(923)	(2,964)
Acquisition of treasury shares	(1,775)	(689)
Result of delivery of treasury shares	772	689	453
Dividends and interest on capital paid to non-controlling interests	(589)	(366)	(293)
Dividends and interest on capital paid	(21,314)	(10,348)	(6,706)
Net cash from / (used in) financing activities	(21,698)	(22,448)	(31,714)
Net increase / (decrease) in cash and cash equivalents	(7,661)	23,815	24,649
Cash and cash equivalents at the beginning of the period	116,543	104,257	103,887
Effects of changes in exchange rates on cash and cash equivalents	8,404	(11,529)	(24,279)
Cash and cash equivalents at the end of the period	117,286	116,543	104,257
Cash	36,127	32,001	35,381
Interbank deposits	10,087	8,582	12,584
Securities purchased under agreements to resell - Collateral held	71,072	75,960	56,292
Additional information on cash flow (Mainly operating activities)
Interest received	219,741	208,243	213,820
Interest paid	131,096	115,518	107,468
Non-cash transactions
Increase of Equity Interest in ITAÚ CHILE			961
Dividends and interest on capital declared and not yet paid	R$ 5,436	R$ 4,799	R$ 4,506